Securities - Schedule of Debt Securities with Unrealized Losses (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Held-to-Maturity Securities, Less than 12 Months Fair Value	$ 12,122
Held-to-Maturity Securities, Less than 12 Months Unrealized Losses	487
Held-to-Maturity Securities, 12 Months or More Fair Value	0
Held-to-Maturity Securities, 12 Months or More Unrealized Losses	0
Held-to-Maturity Securities, Total Fair Value	12,122
Held-to-Maturity Securities, Total Unrealized Losses	487
Available-for-Sale Securities, Less than 12 Months Fair Value	1,784		$ 20,462
Available-for-Sale Securities, Less than 12 Months Unrealized Losses	61		634
Available-for-Sale Securities, 12 Months or More Fair Value	5,946	$ 8,199
Available-for-Sale Securities, 12 Months or More Unrealized Losses	132	117
Available-for-Sale Securities, Total Fair Value	7,730	8,199	20,462
Available-for-Sale Securities, Total Unrealized Losses	193	117	634
Mortgage-Backed Securities [Member]
Gain (Loss) on Investments [Line Items]
Available-for-Sale Securities, Less than 12 Months Fair Value	844		8,409
Available-for-Sale Securities, Less than 12 Months Unrealized Losses	19		403
Available-for-Sale Securities, 12 Months or More Fair Value	5,946	7,705
Available-for-Sale Securities, 12 Months or More Unrealized Losses	132	111
Available-for-Sale Securities, Total Fair Value	6,790	7,705	8,409
Available-for-Sale Securities, Total Unrealized Losses	151	111	403
Municipal Securities [Member]
Gain (Loss) on Investments [Line Items]
Held-to-Maturity Securities, Less than 12 Months Fair Value	12,122
Held-to-Maturity Securities, Less than 12 Months Unrealized Losses	487
Held-to-Maturity Securities, 12 Months or More Fair Value	0
Held-to-Maturity Securities, 12 Months or More Unrealized Losses	0
Held-to-Maturity Securities, Total Fair Value	12,122
Held-to-Maturity Securities, Total Unrealized Losses	487
Available-for-Sale Securities, Less than 12 Months Fair Value	940		2,086
Available-for-Sale Securities, Less than 12 Months Unrealized Losses	42		198
Available-for-Sale Securities, 12 Months or More Fair Value		494
Available-for-Sale Securities, 12 Months or More Unrealized Losses		6
Available-for-Sale Securities, Total Fair Value	940	494	2,086
Available-for-Sale Securities, Total Unrealized Losses	$ 42	$ 6	198
Mutual Fund [Member]
Gain (Loss) on Investments [Line Items]
Available-for-Sale Securities, Less than 12 Months Fair Value			9,967
Available-for-Sale Securities, Less than 12 Months Unrealized Losses			33
Available-for-Sale Securities, Total Fair Value			9,967
Available-for-Sale Securities, Total Unrealized Losses			$ 33